Impairment Expense	6 Months Ended
Jun. 30, 2013
Impairment Expense

17. IMPAIRMENT EXPENSE

For the three and six months ended June 30, 2013 we incurred approximately $0.1 million and $0.2 million in impairment expenses, respectively, as compared to $0.3 million and $3.1 million in impairment expenses for the three and six months ended June 30, 2012, respectively. We continually monitor the carrying value of our oil and gas properties and make evaluations of their recoverability when circumstances arise that may contribute to impairment. The expense incurred as of June 30, 2013 and 2012 is primarily related to acreage in our non-operated dry gas region of Clearfield County, Pennsylvania. These leases are approaching expiration and there currently exists no plans to extend the leases or develop the acreage. As of June 30, 2013, we continued to carry the costs of undeveloped properties of approximately $179.0 million on our Consolidated Balance Sheet, which is primarily related to the Marcellus and Utica Shale in the Appalachian Basin and for which we have development, trade or lease extension plans.